UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_6/30/02________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  8/12/02
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 183

Form 13F Information Table Value Total: $  154,633
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1			028-05789  	Daniel F. Flowers
 2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104       12 2650.000 SH       SOLE                 2650.000
                                                                93 21134.000SH       OTHER   1,2,3                21134.000
AT & T Corp                    COM              001957109       33 3075.000 SH       SOLE                 3075.000
                                                                96 9000.000 SH       OTHER                         9000.000
Abbott Laboratories            COM              002824100      113 2995.000 SH       SOLE                 2995.000
                                                               477 12680.000SH       OTHER   1,2,3                12680.000
Aegon N V                      COM              007924103      415 20380.000SH       SOLE                20380.000
                                                               368 18060.000SH       OTHER   1,2,3                18060.000
Aetna U.S. Healthcare          COM              00817Y108      601 12533.000SH       SOLE                12533.000
                                                              1127 23490.000SH       OTHER   1,2,3                23490.000
Agilent Techologies            COM              00846U101      235 9926.000 SH       SOLE                 9926.000
                                                               332 14025.000SH       OTHER   1,2,3                14025.000
Albertsons Inc                 COM              013104104      422 13850.000SH       SOLE                13850.000
                                                               549 18020.000SH       OTHER   1,2,3                18020.000
Allergan Inc                   COM              018490102      200 3000.000 SH       OTHER                         3000.000
Allstate Corp                  COM              020002101       67 1800.000 SH       SOLE                 1800.000
                                                               671 18156.000SH       OTHER   1,2,3                18156.000
Amer. Int'l Group              COM              026874107      162 2377.000 SH       SOLE                 2377.000
                                                              2030 29745.130SH       OTHER   1,2,3                29745.130
Amgen Inc                      COM              031162100      344 8209.000 SH       SOLE                 8209.000
                                                               335 8000.000 SH       OTHER   1,2,3                 8000.000
Anheuser-Busch                 COM              035229103       16  314.000 SH       SOLE                  314.000
                                                               600 12000.000SH       OTHER                        12000.000
BMC Software Inc               COM              055921100       56 3358.000 SH       SOLE                 3358.000
                                                               706 42500.000SH       OTHER   1,2,3                42500.000
BN Santa Fe Corp               COM              12189T104      384 12805.000SH       SOLE                12805.000
                                                               288 9605.000 SH       OTHER   1,2,3                 9605.000
Bank Amer Corp                 COM              060505104      479 6810.000 SH       SOLE                 6810.000
                                                               901 12810.000SH       OTHER   1,2,3                12810.000
Bellsouth Corp                 COM              079860102      399 12670.000SH       SOLE                12670.000
                                                               411 13035.000SH       OTHER   1,2,3                13035.000
Benchmark Elect.               COM              08160H101       37 1261.000 SH       SOLE                 1261.000
                                                              3642 125600.000SH      OTHER   1,2,3               125600.000
Blyth Inc                      COM              09643P108      184 5900.000 SH       SOLE                 5900.000
                                                               475 15224.000SH       OTHER   1,2,3                15224.000
Bristol Myers Squibb           COM              110122108       36 1410.000 SH       SOLE                 1410.000
                                                               448 17444.000SH       OTHER   1,2,3                17444.000
Brunswick Corp                 COM              117043109      521 18605.000SH       SOLE                18605.000
                                                               656 23440.000SH       OTHER   1,2,3                23440.000
ChevronTexaco Corp             COM              166764100        0    5.000 SH       SOLE                    5.000
                                                              1663 18792.000SH       OTHER   1,2,3                18792.000
Cisco Systems Inc              COM              17275R102      364 26114.000SH       SOLE                26114.000
                                                              3245 232602.000SH      OTHER   1,2,3               232602.000
Citigroup Inc                  COM              172967101       89 2307.000 SH       SOLE                 2307.000
                                                               872 22500.000SH       OTHER                        22500.000
Coastal Bancorp Inc            COM              19041P105     8560 269520.000SH      OTHER   1,2,3               269520.000
Coca Cola Co                   COM              191216100     1684 30072.000SH       SOLE                30072.000
                                                              3276 58500.000SH       OTHER                        58500.000
Conagra Foods Inc              COM              205887102      231 8340.000 SH       SOLE                 8340.000
                                                              1283 46400.000SH       OTHER   1,2,3                46400.000
Conoco Inc                     COM              208251504      254 9119.000 SH       SOLE                 9119.000
                                                              9098 327260.000SH      OTHER   1,2,3               327260.000
Cooper Tire & Rubber           COM              216831107       72 3480.000 SH       SOLE                 3480.000
                                                              1539 74900.000SH       OTHER   1,2,3                74900.000
Diamond Offshore Dri           COM              25271C102      114 4005.000 SH       SOLE                 4005.000
                                                               703 24650.000SH       OTHER   1,2,3                24650.000
Disney                         COM              254687106       17  900.000 SH       SOLE                  900.000
                                                               476 25200.000SH       OTHER   1,2,3                25200.000
Du Pont                        COM              263534109       67 1506.000 SH       SOLE                 1506.000
                                                              6130 138072.000SH      OTHER   1,2,3               138072.000
EMC Corp/Mass                  COM              268648102      113 14971.000SH       SOLE                14971.000
                                                                10 1300.000 SH       OTHER                         1300.000
Electronic Data Sys            COM              285661104       30  795.000 SH       SOLE                  795.000
                                                              1690 45500.000SH       OTHER   1,2,3                45500.000
Eletronic Arts                 COM              285512109       32  485.000 SH       SOLE                  485.000
                                                               185 2800.000 SH       OTHER   1,2,3                 2800.000
Exxon Mobil                    COM              30231G102      763 18641.000SH       SOLE                18641.000
                                                               911 22252.000SH       OTHER                        22252.000
FNMA                           COM              313586109       62  834.000 SH       SOLE                  834.000
                                                               738 10000.000SH       OTHER                        10000.000
Fifth Third Bancorp            COM              316773100      967 14509.000SH       SOLE                14509.000
Ford Motor Co Del Com Par $.01 COM              345370860      269 16838.000SH       OTHER                        16838.000
Freddie Mac                    COM              313400301       40  650.000 SH       SOLE                  650.000
                                                               245 4000.000 SH       OTHER                         4000.000
General Electric Co            COM              369604103      276 9516.000 SH       SOLE                 9516.000
                                                              2648 91140.000SH       OTHER                        91140.000
Georgia Pacific Corp           COM              373298108      886 36029.000SH       SOLE                36029.000
Gillette Co                    COM              375766102      474 14000.000SH       OTHER                        14000.000
HCA - The Healthcare           COM              404119109      867 18259.000SH       OTHER   1,2,3                18259.000
Harrah's Entertainment Inc     COM              413619107      236 5315.000 SH       SOLE                 5315.000
Heinz H J Co                   COM              423074103       36  875.000 SH       SOLE                  875.000
                                                               607 14775.000SH       OTHER   1,2,3                14775.000
Helmerich & Payne              COM              423452101      384 10760.000SH       SOLE                10760.000
                                                              1077 30140.000SH       OTHER   1,2,3                30140.000
Hewlett-Packard Co             COM              428236103      852 55749.999SH       SOLE                55749.999
                                                              1756 114932.994SH      OTHER   1,2,3               114932.994
Hlth Mgt Assoc Inc Cl A        COM              421933102      448 22232.000SH       OTHER                        22232.000
Home Depot Inc                 COM              437076102      102 2766.000 SH       SOLE                 2766.000
                                                              2986 81284.000SH       OTHER   1,2,3                81284.000
Honeywell Intl Inc             COM              438516106      211 6000.000 SH       OTHER                         6000.000
Intel Corp                     COM              458140100       46 2524.000 SH       SOLE                 2524.000
                                                              3036 166180.000SH      OTHER   1,2,3               166180.000
J P Morgan Chase               COM              46625H100       31  901.000 SH       SOLE                  901.000
                                                               509 15000.000SH       OTHER                        15000.000
JDS Uniphase Corp              COM              46612J101      309 115740.000SH      OTHER   1,2,3               115740.000
Johnson & Johnson              COM              478160104       87 1667.000 SH       SOLE                 1667.000
                                                              3541 67755.000SH       OTHER   1,2,3                67755.000
Johnson Controls Inc           COM              478366107      118 1440.000 SH       SOLE                 1440.000
                                                               286 3500.000 SH       OTHER                         3500.000
Kellogg Co                     COM              487836108      287 8000.000 SH       OTHER                         8000.000
Kemet Corp                     COM              488360108      339 19000.000SH       OTHER   1,2,3                19000.000
Lehman Brothers Holdings Inc   COM              524908100      284 4550.000 SH       SOLE                 4550.000
MLP Mesabi Tt Ctf Ben Int Ltd  COM              590672101     1428 336000.000SH      OTHER   1,2,3               336000.000
Marathon Oil Corp              COM              565849106      216 7950.000 SH       SOLE                 7950.000
                                                              1274 46980.000SH       OTHER   1,2,3                46980.000
Marsh & McLennan Cos Inc       COM              571748102       10  100.000 SH       SOLE                  100.000
                                                               532 5510.000 SH       OTHER                         5510.000
May Department Stores Co       COM              577778103      212 6430.000 SH       SOLE                 6430.000
                                                               257 7800.000 SH       OTHER                         7800.000
McDonalds Corp                 COM              580135101      442 15545.000SH       SOLE                15545.000
                                                              1907 67020.000SH       OTHER   1,2,3                67020.000
Merck & Co Inc                 COM              589331107      161 3189.000 SH       SOLE                 3189.000
                                                              3726 73574.000SH       OTHER   1,2,3                73574.000
Microsoft Corp                 COM              594918104      305 5571.000 SH       SOLE                 5571.000
                                                              5031 91980.000SH       OTHER   1,2,3                91980.000
Morgan Stanley                 COM              617446448      342 7935.000 SH       SOLE                 7935.000
                                                              1172 27215.000SH       OTHER   1,2,3                27215.000
Motorola Inc                   COM              620076109      450 30875.000SH       SOLE                30875.000
                                                               645 44190.000SH       OTHER   1,2,3                44190.000
Nasdaq-100 Trust               COM              631100104      744 28490.000SH       SOLE                 2250.00026240.000
                                                              1912 73240.000SH       OTHER   1,2,3                73240.000
National Semiconductor Corp    COM              637640103      186 6360.000 SH       SOLE                 6360.000
                                                               175 6000.000 SH       OTHER                         6000.000
Nextel Comm Cl A               COM              65332V103       39 12000.000SH       OTHER   1,2,3                12000.000
Norfolk Southern               COM              655844108      477 20400.000SH       OTHER   1,2,3                20400.000
Oracle Corp                    COM              68389X105       23 2449.000 SH       SOLE                 2449.000
                                                               265 28000.000SH       OTHER                        28000.000
Parametric Tech.               COM              699173100       57 16635.000SH       SOLE                16635.000
PepsiCo Inc                    COM              713448108       36  755.000 SH       SOLE                  755.000
                                                              1205 25000.000SH       OTHER                        25000.000
Pfizer Inc                     COM              717081103      186 5319.000 SH       SOLE                 5319.000
                                                              5229 149400.000SH      OTHER   1,2,3               149400.000
Pharmacia Corp                 COM              71713U102      438 11690.000SH       SOLE                11690.000
                                                               477 12750.000SH       OTHER   1,2,3                12750.000
Phelps Dodge Corp.             COM              717265102       41 1000.000 SH       SOLE                 1000.000
                                                               659 16000.000SH       OTHER   1,2,3                16000.000
Philip Morris Co Inc           COM              718154107       37  840.000 SH       SOLE                  840.000
                                                              1959 44850.000SH       OTHER                        44850.000
Plum Creek Timber Co           COM              729251108      534 17396.620SH       SOLE                17396.620
Precision Drilling Corp        COM              74022D100      650 18722.000SH       SOLE                18722.000
                                                              2580 74271.000SH       OTHER   1,2,3                74271.000
Proctor & Gamble Co            COM              742718109        4   50.000 SH       SOLE                   50.000
                                                              1411 15800.000SH       OTHER                        15800.000
Reliant Energy Inc             COM              75952J108      358 21200.000SH       SOLE                21200.000
                                                               337 19955.000SH       OTHER   1,2,3                19955.000
SBC Communications             COM              78387G103      336 11029.000SH       SOLE                11029.000
                                                               608 19944.000SH       OTHER   1,2,3                19944.000
Schering-Plough Corp           COM              806605101      479 19485.000SH       SOLE                19485.000
                                                               709 28820.000SH       OTHER   1,2,3                28820.000
Schlumberger Ltd               COM              806857108      128 2750.000 SH       SOLE                 2750.000
                                                              2599 55886.000SH       OTHER   1,2,3                55886.000
Sears Roebuck & Co             COM              812387108       93 1720.000 SH       SOLE                 1720.000
                                                               532 9800.000 SH       OTHER   1,2,3                 9800.000
Sky Financial Group            COM              83080P103      569 26899.080SH       SOLE                26899.080
                                                             13863 655475.920SH      OTHER   1,2,3               655475.920
Solectron Corp                 COM              834182107      356 57900.000SH       SOLE                57900.000
                                                               401 65170.000SH       OTHER   1,2,3                65170.000
Southwest Airlines Co          COM              844741108       51 3149.250 SH       SOLE                 3149.250
                                                               914 56530.750SH       OTHER   1,2,3                56530.750
TXU Corp                       COM              873168108      290 5616.000 SH       SOLE                 5616.000
The Dow Chemical Co            COM              260543103       81 2350.000 SH       SOLE                 2350.000
                                                               206 6000.000 SH       OTHER                         6000.000
Toys R Us Inc                  COM              892335100      499 28545.000SH       SOLE                28545.000
                                                               494 28265.000SH       OTHER   1,2,3                28265.000
Transocean Inc                 COM              G90078109      175 5624.000 SH       SOLE                 5624.000
                                                               435 13974.000SH       OTHER   1,2,3                13974.000
Trinity Industries Inc         COM              896522109       54 2600.000 SH       SOLE                 2600.000
                                                               809 39067.000SH       OTHER   1,2,3                39067.000
Unumprovident Corp             COM              91529Y106      317 12444.000SH       OTHER   1,2,3                12444.000
Vignette Corp                  COM              926734104       35 17650.000SH       SOLE                17650.000
Vishay Intertechnology         COM              928298108      371 16880.000SH       SOLE                16880.000
                                                               512 23285.000SH       OTHER   1,2,3                23285.000
Visteon Corp                   COM              92839U107      369 25975.000SH       SOLE                25975.000
                                                               455 32055.000SH       OTHER   1,2,3                32055.000
Wal-Mart Stores Inc            COM              931142103       91 1651.000 SH       SOLE                 1651.000
                                                               418 7600.000 SH       OTHER                         7600.000
Walgreen Co                    COM              931422109       72 1854.000 SH       SOLE                 1854.000
                                                              1051 27200.000SH       OTHER                        27200.000
Worldcom Inc                   COM              X98157D10        3 4100.000 SH       SOLE                 4100.000
                                                                32 38000.000SH       OTHER   1,2,3                38000.000
Wyeth                          COM              983024100       10  205.000 SH       SOLE                  205.000
                                                               655 12800.000SH       OTHER                        12800.000
FITB Put $55 8/02              PUT              3167730T8        2    14400 SH  PUT  SOLE                    14400